Basis of Preparation of the Consolidated Financial Statements - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cofesur S.A. [member]
Disclosure of subsidiaries [line items]
Main activity	Holding
Place of incorporation and principle place of business	Argentina
Percentage of direct and indirect equity interest rate	100.00%	97.64%	97.64%
Ferrosur Roca S.A. [member]
Disclosure of subsidiaries [line items]
Main activity	Train cargo transportation
Place of incorporation and principle place of business	Argentina
Percentage of direct and indirect equity interest rate	80.00%	78.12%	78.12%
Recycomb S.A.U. [member]
Disclosure of subsidiaries [line items]
Main activity	Waste recycling
Place of incorporation and principle place of business	Argentina
Percentage of direct and indirect equity interest rate	100.00%	100.00%	100.00%
Yguaz Cementos S.A. [member]
Disclosure of subsidiaries [line items]
Main activity	Manufacture and marketing of cement and construction materials
Place of incorporation and principle place of business	Paraguay
Percentage of direct and indirect equity interest rate	51.00%	51.00%	35.00%